Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other General Administrative Expense
Schedule of detail of other general administrative expenses
The detail of Other general administrative expenses is as follows:

EUR million
	2020	2019	2018
Property, fixtures and supplies (note 2.k)	827	975	1,968
Technology and systems	2,119	2,161	1,550
Technical reports	672	677	707
Advertising	523	685	646
Taxes other than income tax	537	522	557
Communications	473	518	527
Surveillance and cash courier services	325	416	405
Per diems and travel expenses	73	226	225
Insurance premiums	88	86	76
Other administrative expenses	1,900	1,872	1,828
	7,537	8,138	8,489

Schedule of technical reports includes the fees paid by various Group companies
Technical reports includes the fees paid by the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, the detail being as follows:

EUR million
	2020	2019	2018
Audit fees	95.8	102.4	93.9
Audit-related fees	6.0	7.8	6.8
Tax fees	0.8	0.7	0.9
All other fees	1.2	2.3	3.4
Total	103.8	113.2	105.0

Schedule of number of offices	The number of offices at 31 December 2020, 2019 and 2018 is as follows:

Number of branches
	Group
	2020	2019	2018
Spain	2,989	3,286	4,427
Group	8,247	8,666	8,790
	11,236	11,952	13,217